Loans and borrowings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Opening balance	R$ 146,594	R$ 30,038
Funds from loans and borrowings	122,015	120,175	R$ 29,500
Payment of loans	(189,513)	(9,843)	0
Interest paid	(29,495)	(4,850)
Accrued interest	29,070	11,074	927
Closing balance	R$ 78,671	R$ 146,594	R$ 30,038